Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Retail Class | State Farm International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM INTERNATIONAL INDEX FUND (NFSAX) (NFSBX) (SIIAX) (SIIBX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm International Index Fund (the “International Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the MSCI Europe, Australasia, and Far East Free Index (“EAFE Free Index”).
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 88 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 88 of the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table above has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver in the first year, and the Total Annual Fund Operating Expenses for periods thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in stocks of companies that are included in the EAFE Free Index in a manner that is expected to approximate the performance of the EAFE Free Index, the benchmark index. The EAFE Free Index is a capitalization-weighted index that currently includes stocks of companies located in 15 European countries, Australia, Israel, New Zealand, Hong Kong, Japan and Singapore. Under normal operating conditions, the Fund seeks to invest at least 90% of its net assets in stocks that are represented in the EAFE Free Index and will at all times invest a substantial portion of its total assets in such stocks. The Fund will invest in stocks that are represented in the EAFE Free Index in weights that approximate the relative composition of the securities contained in the index.

		The sub-adviser to the Fund may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:
  Equity Securities Risk.    Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
  Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.
  Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Index Fund Risk.    An index fund has operating and other expenses, while an index does not. As a result, while the Fund will attempt to track its benchmark index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, that fund will perform poorly when the index performs poorly.
  Indexing Risk.    This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.
  Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.
		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales charges or loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns, which reflect the deduction of the maximum sales charges or loads, for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales charges or loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns, which reflect the deduction of the maximum sales charges or loads, for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges or loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 25.43%, during the second quarter of 2009. Worst quarter: -20.25%, during the third quarter of 2011.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Retail Class | State Farm International Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.15%
Distribution [and/or Service] (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.85%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	$ 582
After 3 years	rr_ExpenseExampleYear03	762
After 5 years	rr_ExpenseExampleYear05	956
After 10 years	rr_ExpenseExampleYear10	$ 1,517
1 Year	rr_AverageAnnualReturnYear01	(6.59%)	[4]
5 Years	rr_AverageAnnualReturnYear05	1.50%	[4]
Life of Class	rr_AverageAnnualReturnSinceInception	0.13%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006	[4]
Retail Class | State Farm International Index Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.15%
Distribution [and/or Service] (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.55%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	$ 658
After 3 years	rr_ExpenseExampleYear03	844
After 5 years	rr_ExpenseExampleYear05	1,053
After 10 years	rr_ExpenseExampleYear10	1,678
After 1 year	rr_ExpenseExampleNoRedemptionYear01	158
After 3 years	rr_ExpenseExampleNoRedemptionYear03	494
After 5 years	rr_ExpenseExampleNoRedemptionYear05	853
After 10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,678
1 Year	rr_AverageAnnualReturnYear01	(7.13%)	[4]
5 Years	rr_AverageAnnualReturnYear05	1.53%	[4]
Life of Class	rr_AverageAnnualReturnSinceInception	(0.02%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006	[4]
Retail Class | State Farm International Index Fund | Premier
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%	[5]
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Maximum account fee	rr_MaximumAccountFee	none	[1],[5]
Management fees	rr_ManagementFeesOverAssets	0.15%
Distribution [and/or Service] (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.75%	[2],[3],[6]
After 1 year	rr_ExpenseExampleYear01	$ 573
After 3 years	rr_ExpenseExampleYear03	732
After 5 years	rr_ExpenseExampleYear05	905
After 10 years	rr_ExpenseExampleYear10	$ 1,405
Retail Class | State Farm International Index Fund | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%	[7]
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[7]
Maximum account fee	rr_MaximumAccountFee	none	[1],[7]
Management fees	rr_ManagementFeesOverAssets	0.15%
Distribution [and/or Service] (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.85%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	$ 384
After 3 years	rr_ExpenseExampleYear03	567
After 5 years	rr_ExpenseExampleYear05	766
After 10 years	rr_ExpenseExampleYear10	$ 1,339
2006	rr_AnnualReturn2006	24.78%
2007	rr_AnnualReturn2007	9.61%
2008	rr_AnnualReturn2008	(42.55%)
2009	rr_AnnualReturn2009	27.83%
2010	rr_AnnualReturn2010	6.58%
2011	rr_AnnualReturn2011	(12.91%)
2012	rr_AnnualReturn2012	17.43%
2013	rr_AnnualReturn2013	20.43%
2014	rr_AnnualReturn2014	(6.39%)
2015	rr_AnnualReturn2015	(1.63%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.25%)
1 Year	rr_AverageAnnualReturnYear01	(4.56%)	[4]
5 Years	rr_AverageAnnualReturnYear05	1.94%	[4]
10 Years	rr_AverageAnnualReturnYear10	1.65%	[4]
Retail Class | State Farm International Index Fund | Legacy Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.15%
Distribution [and/or Service] (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.25%	[2],[3]
After 1 year	rr_ExpenseExampleYear01	$ 427
After 3 years	rr_ExpenseExampleYear03	676
After 5 years	rr_ExpenseExampleYear05	895
After 10 years	rr_ExpenseExampleYear10	1,422
After 1 year	rr_ExpenseExampleNoRedemptionYear01	127
After 3 years	rr_ExpenseExampleNoRedemptionYear03	401
After 5 years	rr_ExpenseExampleNoRedemptionYear05	695
After 10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,422
1 Year	rr_AverageAnnualReturnYear01	(4.96%)	[4]
5 Years	rr_AverageAnnualReturnYear05	1.77%	[4]
10 Years	rr_AverageAnnualReturnYear10	1.56%	[4]
Retail Class | State Farm International Index Fund | Return After Taxes on Distributions | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.80%)	[4]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[4]
10 Years	rr_AverageAnnualReturnYear10	1.42%	[4]
Retail Class | State Farm International Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.13%)	[4]
5 Years	rr_AverageAnnualReturnYear05	1.70%	[4]
10 Years	rr_AverageAnnualReturnYear10	1.56%	[4]
Retail Class | State Farm International Index Fund | EAFE Free Index (reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.81%)	[4],[8]
5 Years	rr_AverageAnnualReturnYear05	3.60%	[4],[8]
10 Years	rr_AverageAnnualReturnYear10	3.03%	[4],[8]
Life of Class	rr_AverageAnnualReturnSinceInception	1.62%	[4],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006	[4],[8]

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
[2]	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund's Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2017, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
[3]	The expense information in the table above has been restated to reflect current fees.
[4]	Average Annual Total Returns for Premier shares are not available as of December 31, 2015 because Premier shares are not available for sale until May 23, 2016.
[5]	Premier shares are available beginning May 23, 2016.
[6]	Total Annual Fund Operating Expenses After Fee Waiver for Premier shares are based upon estimated amounts for the current fiscal year because Premier shares are not offered until May 23, 2016.
[7]	Legacy Class A shares are not available after May 22, 2016. On May 23, 2016, Legacy Class A shares held in accounts with a value greater than $100,000 will convert to Premier shares, and Legacy Class A shares held in accounts with a value less than $100,000 will convert to Class A shares. See the section of the Fund’s prospectus titled “Reduced Sales Charge Options and Share Class Options—Effective May 23, 2016“ for more details.
[8]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 1.62%.